Cash and cash equivalents	6 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

21         Cash and cash equivalents

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Cash at bank and in hand	80,620	51,539	100,856

Cash and cash equivalents for the purposes of the interim consolidated statement of cash flows are as above.